BUSINESS COMBINATIONS - Narrative (Details)						12 Months Ended		14 Months Ended
	Oct. 27, 2022 USD ($) warrant $ / shares shares	Oct. 26, 2022 $ / shares shares	Apr. 22, 2022 location shares	Dec. 02, 2021 USD ($)	Oct. 18, 2021 USD ($) tranche	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 28, 2022 $ / shares	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	96,465,677					97,865,777		97,865,777
Percentage of shares issued and outstanding	1.000
Deferred and contingent consideration (Note 14) | $						$ 1,696,000	$ 1,891,000	$ 1,696,000
Conversion ratio	1
PIPE Investors
Disclosure of detailed information about business combination [line items]
Subscription agreement | $				$ 55,450,000
BOA Class B Common Stock
Disclosure of detailed information about business combination [line items]
Par value (in usd per share) | $ / shares	$ 0.0001
BOA Class A Common Stock
Disclosure of detailed information about business combination [line items]
Par value (in usd per share) | $ / shares	$ 0.0001
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	41,655,152	428,974					419,832
Par value (in usd per share) | $ / shares	$ 0.01	$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.005064
Exercise price of shares issued (in USD per share) | $ / shares	$ 10.00
Conversion factor	1.975
Increase (decrease) in number of ordinary shares issued	40,606,526
Ordinary shares | Former Holders Of The BOA Class B Common Stock
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	5,750,000
Ordinary shares | BOA's Underwriter
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	450,000
Ordinary shares | Tranche One | PIPE Investors
Disclosure of detailed information about business combination [line items]
Subscription agreement | $	$ 54,500,000
Ordinary shares | CLN 2020
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	9,328,320
Ordinary shares | Term Loan Agreement
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	3,452,710
Ordinary shares | Legacy Warrants
Disclosure of detailed information about business combination [line items]
Number of warrants issued through issue of equity (in shares) | warrant	2,381,638
Series A shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		15,589,552					15,589,552
Par value (in usd per share) | $ / shares		$ 0.01				0.01	$ 0.01	0.01
Series B shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		3,200,539					3,200,539
Par value (in usd per share) | $ / shares		$ 0.01				0.01	$ 0.01	0.01
Series B shares | Minority Shareholders
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)		1,146,291
Series B shares | Existing Shareholders
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)		330,275
Series C shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)		2,749,657					2,749,657
Par value (in usd per share) | $ / shares		$ 0.01				0.01	$ 0.01	0.01
Series C shares | Minority Shareholders
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)		481,693
Series C shares | Certain And Minority Shareholders
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)		2,565,503
Redesignated Shares
Disclosure of detailed information about business combination [line items]
Par value (in usd per share) | $ / shares	$ 0.01
Pipe Shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	6,675,000
Pipe Shares | PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	6,675,000
Pipe Shares | Tranche Two | PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	1,230,000
Bridge Loan Shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	375,000
Bridge Loan Shares | Bridge Loan Facility | PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	375,000
Ordinary Shares Post Redesignation And Subdivision
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	96,465,677
Par value (in usd per share) | $ / shares	$ 0.005064					$ 0.005064	$ 0.005064	$ 0.005064
Tze'elim Tourism Guest Rooms - Agricultural Cooperative Society Ltd
Disclosure of detailed information about business combination [line items]
Ownership interest						35.00%
R.A.Y. Enterprise Michmoret Ltd.
Disclosure of detailed information about business combination [line items]
Deferred and contingent consideration (Note 14) | $					$ 1,847,000
Number of tranche | tranche					5
Holding ownership					9.50%
Loss of acquiree | $								$ 213,000
Revenue of acquiree since acquisition date | $								$ 394,000
Consolidated net loss | $						$ 185,370,000
Consolidated revenue | $						95,237,000
Purchase Price | $					$ 2,529,000
Cash paid | $					$ 638,000
Percentage of voting equity interests acquired					90.50%
Remote Year Inc.
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired										100.00%
Loss of acquiree | $						(1,812,000)	$ 0
Revenue of acquiree since acquisition date | $						$ 4,521,000	$ 0
Purchase Price | $										$ 1,315,000
Cash paid | $										0
Net book value of assets acquired | $					$ 1,315,000
Deferred revenue | $										$ 949,000
Goodwill | $					$ 0
Percentage of voting equity interests acquired										100.00%
Remote Year Inc. | Intangible assets other than goodwill
Disclosure of detailed information about business combination [line items]
Remaining amortization period						3 years
BOA Acquisition Corp.
Disclosure of detailed information about business combination [line items]
Transaction costs | $						$ 19,800,000
Number of warrants issued through issue of equity (in shares)	4,274,929		6,575,000
BOA Acquisition Corp. | PIPE Investors, Bet On America LLC | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	5,445,000
BOA Acquisition Corp. | Former Holders Of The BOA Class B Common Stock | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	5,750,000
BOA Acquisition Corp. | Warrants (Note 21):
Disclosure of detailed information about business combination [line items]
Number of shares issued through issue of equity (in shares)	14,241,666
BOA Acquisition Corp. | Class A Common Stock
Disclosure of detailed information about business combination [line items]
Percentage of shares issued and outstanding	0.958
BOA Acquisition Corp. | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)			899,125
Number of shares issued through issue of equity (in shares)	953,999		899,125
Legal, Marketing, IT And Other Operating Expenses
Disclosure of detailed information about business combination [line items]
Transaction costs | $						7,600,000
BOA Acquisition Corp, Equity Impact
Disclosure of detailed information about business combination [line items]
Transaction costs | $						$ 12,200,000